Financial Instruments - Summary of Net Debt to Equity Ratio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)		Dec. 31, 2018 ARS ($)		Dec. 31, 2017 ARS ($)
Disclosure of net debt equity ratio [abstract]
Debt	$ 6,440,840	$ 12,537,853
Cash and cash equivalents	4,375,548	1,775,547	[1]	$ 4,881,645	[1]	$ 9,485,823
Net debt	2,065,292	10,762,306
Shareholders' Equity	$ 45,390,619	$ 39,926,727		$ 34,667,152		$ 29,594,188
Net debt to equity ratio and shareholders' equity	0.05	0.27

[1]	The cash and cash equivalents as of December 31, 2019 and 2018 from the discontinued operations amounted to 1,719,399 and 1,195,670.